                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment [_]; Amendment Number:

     This Amendment (Check only one.):
                                       [_]  is a restatement.
                                       [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SkyTop Capital Management LLC

Address: 595 Madison Avenue, 16th Floor, New York, New York 10022

Form 13F File Number:  28-
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lisa Hess

Title: President and Managing Member

Phone: (212) 554-2383

Signature, Place, and Date of Signing:


   /s/ Lisa Hess                     New York, NY     February 11, 2011
---------------------------------   --------------    -----------------
        (Name)                       (City, State)         (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 21 Items

Form 13F Information Table Value Total: $147,041 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

           COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
                                                            MARKET VALUE   SHARES/   SH/   INVSTMT    OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP      (X $1000)    PRN AMT.  PRN  DISCRETN  MANAGERS        SOLE
-----------------------------  ----------------  ---------  ------------  ---------  ---  --------  --------  ----------------
          AGCO CORP                   COM        001084102      10,501      207,283  SH     SOLE      NONE          207,283
 ALPHA NATURAL RESOURCES INC          COM        02076X102       4,802       80,000  SH     SOLE      NONE           80,000
      CF INDS HLDGS INC               COM        125269100      12,607       93,281  SH     SOLE      NONE           93,281
        CNH GLOBAL N V              SHS NEW      N20935206       4,948      103,641  SH     SOLE      NONE          103,641
    MARKET VECTORS ETF TR       GOLD MINER ETF   57060U100      15,742      256,099  SH     SOLE      NONE          256,099
       GENERAL MTRS CO                COM        37045V100       3,227       87,554  SH     SOLE      NONE           87,554
  GLOBE SPECIALTY METALS INC          COM        37954N206      11,541      675,314  SH     SOLE      NONE          675,314
 INTERNATIONAL COAL GRP INC N         COM        45928H106       1,548      200,000  SH     SOLE      NONE          200,000
KAPSTONE PAPER & PACKAGING CO         COM        48562P103       3,687      240,953  SH     SOLE      NONE          240,953
          LEAR CORP                 COM NEW      521865204      13,003      131,725  SH     SOLE      NONE          131,725
 LYONDELLBASELL INDUSTRIES NV       SHS - A      N53745100       3,956      115,000  SH     SOLE      NONE          115,000
       MASSEY ENERGY CO               COM        576206106       4,292       80,000  SH     SOLE      NONE           80,000
    METALS USA HLDGS CORP             COM        59132A104       1,219       80,000  SH     SOLE      NONE           80,000
      PATRIOT COAL CORP               COM        70336T104       5,811      300,000  SH     SOLE      NONE          300,000
 SMURFIT-STONE CONTAINER CORP         COM        83272A104       5,278      206,155  SH     SOLE      NONE          206,155
  TRW AUTOMOTIVE HLDGS CORP           COM        87264S106       8,002      151,845  SH     SOLE      NONE          151,845
      TITAN INTL INC ILL              COM        88830M102      11,874      607,694  SH     SOLE      NONE          607,694
       BARCLAYS BK PLC         IPATH S&P MT ETN  06740C519      10,982      167,000  SH     SOLE      NONE          167,000
      WALTER ENERGY INC               COM        93317Q105       5,114       40,000  SH     SOLE      NONE           40,000
      EXIDE TECHNOLOGIES            COM NEW      302051206       2,438      259,102  SH     SOLE      NONE          259,102
   XERIUM TECHNOLOGIES INC          COM NEW      98416J118       6,469      405,579  SH     SOLE      NONE          405,579
                                                               147,041    4,488,225                               4,488,225